UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

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Investment Company Act File number 811-09134

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MANOR INVESTMENT FUNDS

15 Chester Commons

Malvern, PA  19355

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AGENT FOR SERVICE:

Daniel A. Morris

Manor Investment Funds

15 Chester Commons

Malvern, Pa  19355

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Registrant's telephone number, including area code: 1-610-722-0900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Form N-Q is to be used by a registered management investment company, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

	Manor Fund
	Schedule of Investments
	September 30, 2016 (Unaudited)

Shares		Value

COMMON STOCKS - 97.90%

Air Courier Services - 3.35%
1,127	FedEx Corp.	$ 196,864

Air Transportation, Scheduled - 2.48%
3,704	Delta Air Lines, Inc.	145,789

Beverages - 3.63%
1,963	PepsiCo, Inc.	213,516

Carpets & Rugs - 3.82%
1,120	Mohawk Industries, Inc. *	224,381

Cogeneration Services & Small Power Producers - 1.17%
5,343	The AES Corp.	68,658

Converted Paper & Paperboard Products (No Containers/Boxes) - 4.38%
3,310	Avery Dennison Corp.	257,485

Crude Petroleum & Natural Gas - 1.62%
1,302	Occidental Petroleum Corp.	94,942

Electronic Connectors - 6.58%
5,958	Amphenol Corp. Class A	386,793

Fire, Marine & Casualty Insurance - 2.44%
1,143	Chubb Corp.	143,618

General Bldg Contractors- Res - 2.94%
2,976	Fortune Brands Home & Security	172,906

Hospital & Medical Service Pla - 2.47%
1,159	Anthem, Inc.	145,234

Investment Advice - 1.48%
2,439	Franklin Resources, Inc.	86,755

Life Insurance - 2.58%
3,405	MetLife, Inc.	151,284

National Commercial Banks - 6.09%
2,506	JP Morgan Chase & Co.	166,875
2,120	PNC Financial Services Group, Inc.	190,991
		357,866
Oil & Gas Field Machinery & Equipment - 2.43%
2,830	Baker-Hughes, Inc.	142,830

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 3.93%
1,774	Zimmer Biomet Holdings, Inc.	230,656

Personal Credit Institutions - 2.91%
3,027	Discover Financial Services	171,177

Petroleum Refining - 3.39%
3,759	Valero Energy Corp.	199,227

Pharmaceutical Preparations - 4.89%
757	Allergen, Plc. (Ireland) *	174,345
1,617	Mallinckrodt, Plc. (Ireland) *	112,834
		287,179
Public Building & Related Furniture - 2.31%
2,625	BE Aerospace, Inc.	135,608
		135,608
Retail-Drug Stores & Proprietary Stores - 2.83%
1,868	CVS Caremark Corp.	166,233

Retail-Grocery Stores - 2.31%
4,571	Kroger Co.	135,667

Retail-Jewelry Stores - 2.10%
1,655	Signet Jewelers, Ltd.	123,347

Semiconductors & Related Devices - 6.74%
5,367	Applied Materials, Inc.	161,815
3,074	Skyworks Solutions, Inc.	234,054
		395,869
Services-Computer Programming, - 3.31%
1,514	Facebook, Inc. *	194,201

Services-Prepackaged Software - 3.93%
4,004	Microsoft Corp.	230,630

Special Industry Miachinery (No Metalworking Machinery) - 2.92%
2,672	Pentair Ltd. (United Kingdom)	171,649

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 1.02%
1,211	Nucor Corp.	59,884

Telephone Communications (No Radio Telephone) - 2.14%
3,090	AT&T, Inc.	125,485

Water Transportation - 3.10%
3,728	Carnival Corp.	182,001

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 2.61%
1,900	AmerisourceBergen Corp.	153,482

TOTAL FOR COMMON STOCKS (Cost $4,482,963) - 97.90%		$ 5,751,216

SHORT TERM INVESTMENTS - 2.12%
124,643	First American Government Obligation Fund Class Y 0.22% ** (Cost $124,643)	124,643

TOTAL INVESTMENTS (Cost $4,607,606) *** - 100.02%		$ 5,875,859

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.02%)		(984)

NET ASSETS - 100.00%		$ 5,874,875

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2016.

***At September 30, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,607,606 amounted to $1,268,253, which consisted of aggregate gross unrealized appreciation of $1,621,379 and aggregate gross unrealized depreciation of $353,126.

NOTES TO FINANCIAL STATEMENTS
Manor Fund
1. SECURITY TRANSACTIONS

At September 30, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,607,606 amounted to $1,268,253, which consisted of aggregate gross unrealized appreciation of $1,621,379 and aggregate gross unrealized depreciation of $353,126.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$5,751,216	$0	$0	$5,751,216
Cash Equivalents	$124,643	$0	$0	$124,643
Total	$5,875,859	$0	$0	$5,875,859

The Funds did not hold any Level 3 assets during the fiscal quarter.  The Funds did not hold any derivative instruments at any time during the fiscal quarter.  There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

	Manor Growth Fund
	Schedule of Investments
	September 30, 2016 (Unaudited)

Shares		Value

COMMON STOCKS - 98.06%

Air Transportation, Scheduled - 2.92%
7,540	Southwest Airlines Co.	$ 293,231

Beverages - 4.70%
2,837	Constellation Brands, Inc. Class A	472,332

Biological Products (No Diagnostic Substances) - 3.68%
4,673	Gilead Sciences, Inc.	369,728

Cable & Other Pay Television Services - 2.96%
3,730	Time Warner, Inc.	296,945

Computer Communications Equipment - 3.23%
2,605	F5 Networks, Inc. *	324,687

Electric Lighting & Wiring Equ - 3.34%
1,269	Acuity Brands, Inc.	335,777

Electronic Computers - 4.92%
4,373	Apple, Inc.	494,368

Fire, Marine & Casualty Insurance - 3.75%
2,999	Chubb Corp.	376,824

Household Appliances - 2.53%
1,568	Whirlpool Corp.	254,267

Household Audio & Video Equipment - 2.37%
2,818	Harman International Industries, Inc.	237,980

Leather & Leather Products - 2.99%
6,411	Michael Kors Holdings, Ltd. (China) *	299,971

Measuring & Controlling Devices - 7.68%
3,541	Thermo Fisher Scientific, Inc.	563,231
7,272	Trimble Navigation Ltd. *	207,688
		770,919
Oil & Gas Field Services - 1.43%
1,820	Schlumberger Ltd. (France)	143,125

Pharmaceutical Preparations - 4.95%
2,773	AbbVie, Inc.	174,893
3,086	Celgene Corp. *	322,580
		497,473
Retail-Building Materials, Hardware, Garden Supply - 3.11%
1,130	The Sherwin-Williams Co.	312,626

Retail-Catalog & Mail-Order Ho - 3.84%
460	Amazon.com, Inc. *	385,163

Retail-Drug Stores & Proprietary Stores - 6.38%
4,073	Express Scripts Holding Co. Class C *	287,269
4,386	Walgreens Boots Alliance, Inc.	353,599
		640,868
Retail-Variety Stores - 3.35%
4,261	Dollar Tree, Inc. *	336,321

Semiconductors & Related Devices - 3.15%
25,650	On Semiconductor Corp. *	316,008
		316,008
Services-Business Services - 3.36%
3,311	MasterCard, Inc.	336,960

Services-Computer Programming Services - 2.99%
6,297	Cognizant Technology Solutions Corp. *	300,430

Services-Computer Programming, Data Processing, Etc. - 4.91%
307	Alphabet, Inc. *	238,628
317	Alphabet, Inc. - L *	254,887
		493,515
Services-Help Supply Services - 2.26%
5,991	Robert Half International, Inc.	226,819

Services-Prepackaged Software - 2.44%
4,248	Microsoft Corp.	244,685

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 3.88%
8,140	Church & Dwight Co., Inc.	390,069

Water Transportation - 3.18%
4,267	Royal Caribbean Cruises, Ltd.	319,812

Wholesale-Motor Vehicles & Motor Vechicle Parts & Supplies - 3.75%
10,620	LKQ Corp. *	376,585

TOTAL FOR COMMON STOCKS (Cost $7,276,145) - 98.06%		$ 9,847,488

SHORT TERM INVESTMENTS - 1.96%
197,163	First American Government Obligation Fund Class Y 0.22% ** (Cost $197,163)	197,163

TOTAL INVESTMENTS (Cost $7,473,307) *** - 100.03%		10,044,651

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.03%)		(2,651)

NET ASSETS - 100.00%		$ 10,042,000

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2016

*** At September 30, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,473,307 amounted to $2,571,342, which consisted of aggregate gross unrealized appreciation of $2,913,315 and aggregate gross unrealized depreciation of $341,972.

NOTES TO FINANCIAL STATEMENTS
Manor Growth Fund
1. SECURITY TRANSACTIONS

At September 30, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,473,307 amounted to $2,571,342, which consisted of aggregate gross unrealized appreciation of $2,913,315 and aggregate gross unrealized depreciation of $341,972.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$9,847,488	$0	$0	$9,847,488
Cash Equivalents	$197,163	$0	$0	$197,163
Total	$10,044,651	$0	$0	$10,044,651

The Funds did not hold any Level 3 assets during the fiscal quarter.  The Funds did not hold any derivative instruments at any time during the fiscal quarter.  There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

	Manor Bond Fund
	Schedule of Investments
	September 30, 2016 (Unaudited)

Shares		Value

US TREASURY NOTES - 98.63%
300,000	US Treasury 1.25% Due 07/31/2023	$ 296,860
150,000	US Treasury 1.500% Due 08/15/2026	148,541
250,000	US Treasury Bond 1.00% Due 11/30/2019	250,498
175,000	US Treasury Note 0.625% Due 05/31/2017	175,034
100,000	US Treasury Note 1.000% Due 03/31/2017	100,250
250,000	US Treasury Note 1.375% Due 11/30/2018	252,998
50,000	US Treasury Note 1.500% Due 01/31/2022	50,664

TOTAL FOR US TREASURY NOTES (Cost $1,270,243) - 98.63%		$ 1,274,845

SHORT TERM INVESTMENTS - 1.19%
15,347	First American Treasury Obligation Class Y 0.22% * (Cost $15,347)	15,347

TOTAL INVESTMENTS (Cost $1,285,590) ** - 99.82%		1,290,192

OTHER ASSETS LESS LIABILITIES - 0.18%		2,366

NET ASSETS - 100.00%		$ 1,292,558

* Variable rate security; the coupon rate shown represents the yield at September 30, 2016.

** At September 30, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,284,173 amounted to $6,019, which consisted of aggregate gross unrealized appreciation of $7,655 and aggregate gross unrealized depreciation of $1,636.

NOTES TO FINANCIAL STATEMENTS
Manor Bond Fund
1. SECURITY TRANSACTIONS

At September 30, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,284,173 amounted to $6,019, which consisted of aggregate gross unrealized appreciation of $7,655 and aggregate gross unrealized depreciation of $1,636.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
US Treasury Notes	$0	$ 1,274,845	$0	$ 1,274,845
Cash Equivalents	$15,347	$0	$0	$15,347
Total	$15,347	$ 1,274,845	$0	$ 1,290,192

The Funds did not hold any Level 3 assets during the fiscal quarter.  The Funds did not hold any derivative instruments at any time during the fiscal quarter.  There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures

(a)  The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures(as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph,  based on the  evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or  15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the  registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the  registrant's second fiscal half-year that has materially  affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the under-signed, thereunto duly authorized.

/s/ Daniel A. Morris

Daniel A. Morris

President

November 23, 2016

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Daniel A. Morris

Daniel A. Morris

President

November 23, 2016